Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2017
Vehicles, furniture and other assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Vehicles, furniture and other assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Machinery and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Machinery and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Bulidings and other constructions | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Bulidings and other constructions | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years